Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 97,982	£ 46,321
Additions	19,758	86,415
Recognised in the income statement	(20,730)	(34,764)
Transferred to other payables	(7,105)
Foreign exchange	(4)	10
Contract liabilities and other advances, end of period	89,901	97,982
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	959	1,889
Additions	246	715
Recognised in the income statement	(1,089)	(1,648)
Transferred to other payables	0
Foreign exchange	(3)	3
Contract liabilities and other advances, end of period	113	959
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	87,884	28,946
Additions	19,512	85,700
Recognised in the income statement	(17,607)	(26,769)
Transferred to other payables	0
Foreign exchange	(1)	7
Contract liabilities and other advances, end of period	89,788	87,884
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	9,139	15,486
Additions	0	0
Recognised in the income statement	(2,034)	(6,347)
Transferred to other payables	(7,105)
Foreign exchange	0	0
Contract liabilities and other advances, end of period	£ 0	£ 9,139